Organization, Business Operations And Going Concern - Additional Information (Details) - USD ($)						12 Months Ended
	Feb. 14, 2024	Aug. 31, 2023	Aug. 29, 2023	Mar. 02, 2023	Mar. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Feb. 13, 2024	Feb. 12, 2024	Dec. 05, 2023	Aug. 22, 2023	Jun. 30, 2023	Feb. 27, 2023	Feb. 23, 2023	Nov. 02, 2022	Aug. 16, 2022	Dec. 31, 2021
Restricted investments term					185 days
Minimum percent of balance in the Trust Account for business combination						80.00%
Minimum percent of outstanding voting securities owns for business combination						50.00%
Redemption of shares for a pro rata portion						$ 10
Minimum tangible assets for business combination						$ 5,000,001
Percentage of public shares to be redeemed on non-completion of business combination						100.00%
Stock price threshold limit						$ 10
cash						$ 267,816
Amount in the trust account available to be withdrawn						2,969,263
Working capital deficit						16,407,803
Investment income, interest to pay dissolution expenses						100,000
Payment of taxes						$ 1,446,193
Excise Tax On Certain Repurchases Of Stock Under Inflation Reduction Act																1.00%
Temporary equity shares outstanding						6,104,682	28,750,000		150,823								28,750,000
Proceeds from sale of restricted investments	$ 1,572,250	$ 24,008,096	$ 24,008,096	$ 206,121,060		$ 230,129,156	$ 0
Temporary equity redemption price per share	$ 10.42	$ 10.31	$ 10.31	$ 10.15					$ 10.42
Reduction Of Excise Tax Payable On Redemption						2,308,378
Minimum cash threshold previous						200,000,000
Minimum cash threshold current						$ 150,000,000
Operating Lease, Term										5 years
Common stock, value, subscriptions									$ 125,000,000
Class of warrant or right, outstanding						22,125,000
Debt instrument, convertible, conversion price						$ 1
Maximum [Member] | Lease Property One [Member]
Operating Lease, Right-of-Use Asset										$ 15,000,000
Maximum [Member] | Lease Property Two [Member]
Operating Lease, Right-of-Use Asset										5,000,000
Minimum [Member] | Lease Property One [Member]
Operating Lease, Right-of-Use Asset										1,000,000
Minimum [Member] | Lease Property Two [Member]
Operating Lease, Right-of-Use Asset										$ 1,000,000
Initial PIPE Subscription Agreements [Member]
Common Stock, Value								$ 55,000,000
Chief Executive Officer [Member]
Common Stock, Value									$ 25,000,000
Secured Debt [Member]
Long-term debt, term	5 years
Secured Debt [Member] | Term Loan Agreement [Member] | Exxon [Member]
Amount Available Under Promissory Note	$ 622,900,000
Sponsor [Member] | Private Placement Warrants [Member]
Class of warrants and rights issued during the period					$ 7,750,000
Class of warrants and rights issued price per warrant					$ 1
Common Stock [Member] | PIPE Subscription Agreements [Member]
Share price	$ 10
Common stock shares issued	44,024,910
Common Stock, Value	$ 440,249,100
Common Stock [Member] | Sable Offshore Holdings LLC [Member] | Initial PIPE Subscription Agreements [Member]
Share price	$ 0.0001
Common Stock, Value	$ 520,000,000
Common stock par or stated value per share	$ 52,000,000
IPO [Member]
Stock issued during period shares					28,750,000
Shares issued price per share					$ 10
Proceeds from issuance of IPO					$ 287,500,000
cash					$ 287,500,000
Common stock par or stated value per share						$ 0.0001
Class of warrant or right, outstanding						14,375,000
Private Placement [Member]
Class of warrant or right, outstanding	3,306,370					7,750,000
Debt instrument, convertible, conversion price	$ 1
Common Class A [Member]
Temporary equity shares outstanding			2,328,063			6,104,682	28,750,000		150,823			8,432,745	20,317,255	20,317,255
Percentage Of Common Stock Issued And Outstanding			27.61%						2.47%				70.67%	70.67%
Proceeds from sale of restricted investments						$ 230,129,156
Temporary equity redemption price per share						$ 10.41	$ 10.1
Common stock shares issued						7,187,500	0
Common stock shares outstanding						7,187,500	0
Common Stock, Value						$ 719
Common stock par or stated value per share						$ 0.0001	$ 0.0001
Class of warrant or right, outstanding						25,431,370	23,625,000
Common Class A [Member] | Sponsor [Member]
Common stock shares issued											7,187,500
Common Class B [Member]
Common stock shares issued						0	7,187,500
Common stock shares outstanding						0	7,187,500
Common Stock, Value							$ 719
Common stock par or stated value per share						$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Common stock shares outstanding											0
Common Class B [Member] | Sable Offshore Holdings LLC [Member] | Sable PIPE Subscription Agreements [Member]
Shares issued price per share															$ 10
Common Unit, Issued															7,450,000
Common Unit, Issuance Value															$ 74,500,000